Profit and Loss Information (Details Narrative) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Profit And Loss Information
Applicable tax rate	28.00%	30.00%
Tax losses	$ 179,700	$ 166,900
De-recognised deferred tax assets	$ 701